Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Accumulated Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total accumulated other comprehensive income	₩ 30,985	₩ (1,432)	₩ 13,870
Changes in investments in associates and joint ventures [member]
Total accumulated other comprehensive income	(735)	(10,883)	(10,312)
Loss on derivatives valuation [member]
Total accumulated other comprehensive income	(3,463)	(34,309)	(23,234)
Gain of valuation on available for sale [member]
Total accumulated other comprehensive income	52,673	54,106	52,415
Foreign currency translation adjustment [Member]
Total accumulated other comprehensive income	₩ (17,490)	₩ (10,346)	₩ (4,999)